CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net loss	$ (123,239,785)	$ (161,898,979)	$ (25,293,145)
Other comprehensive (loss)/income, net of tax of $nil:
Change in cumulative foreign currency translation adjustment	(2,441,726)	15,975,288	(33,515,974)
Comprehensive loss	$ (125,681,511)	$ (145,923,691)	$ (58,809,119)